UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877.244.6235

Date of fiscal year end: 09/30/2019

Date of reporting period: 06/30/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCK - 15.84%	Shares	Value

Airlines - 0.18%
JetBlue Airways Corp. (a) (b)	3,576	66,120

Apparel - 0.51%
Canada Goose Holdings, Inc. (b)	660	25,562
Columbia Sportswear Co. (b)	733	73,417
PVH Corp.	395	37,383
Tapestry, Inc. (b)	1,512	47,976
		184,338
Auto Manufacturers - 1.01%
PACCAR, Inc.	1,074	76,963
Tesla, Inc. (a)	1,300	290,498
		367,461
Auto Parts & Equipment - 0.14%
Methode Electronics, Inc.	803	22,942
Visteon Corp. (a) (b)	459	26,888
		49,830
Banks - 0.61%
Cathay General Bancorp	874	31,385
First Choice Bancorp	1,389	31,586
IBERIABANK Corp. (b)	355	26,927
Old Line Bancshares, Inc.	713	18,973
PacWest Bancorp	478	18,561
Signature Bank/New York NY	330	39,877
SVB Financial Group (a) (b)	156	35,036
Texas Capital Bancshares, Inc. (a)	336	20,620
		222,965
Biotechnology - 0.94%
Alnylam Pharmaceuticals, Inc. (a) (b)	465	33,740
Amarin Corp. PLC - ADR (a)	2,823	54,738
BioMarin Pharmaceutical, Inc. (a) (b)	508	43,510
Bluebird Bio, Inc. (a) (b)	200	25,440
Exact Sciences Corp. (a) (b)	473	55,833
Mainstay Medical International PLC - Ireland (a) (b)	21,429	95,014
PolarityTE, Inc. (a) (b)	2,500	14,250
Sage Therapeutics, Inc. (a)	104	19,041
		341,566
Building Materials - 0.09%
Patrick Industries, Inc. (a)	313	15,396
PGT Innovations, Inc. (a)	1,134	18,960
		34,356
Chemicals - 0.44%
Albemarle Corp. (b)	507	35,698
Axalta Coating Systems Ltd. (a)	1,320	39,296
Huntsman Corp.	1,222	24,978
Ingevity Corp. (a) (b)	585	61,525
		161,497
Commercial Services - 0.46%
CoStar Group, Inc. (a) (b)	127	70,366
Quanta Services, Inc. (b)	2,528	96,544
		166,910

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCK - 15.84% (continued)	Shares	Value

Computers - 0.56%
CyberArk Software Ltd. (a) (b)	493	$63,025
Lumentum Holdings, Inc. (a) (b)	746	39,844
Nutanix, Inc. - Class A (a) (b)	1,074	27,860
Seagate Technology PLC	1,536	72,376
		203,105
Cosmetics & Personal Care - 0.16%
Estee Lauder Cos., Inc. (b)	308	56,398

Distribution & Wholesale - 0.15%
Anixter International, Inc. (a)	493	29,437
IAA, Inc. (a)	385	14,930
KAR Auction Services, Inc.	385	9,625
		53,992
Diversified Financial Services - 0.31%
Encore Capital Group, Inc. (a) (b)	1,837	62,219
Franklin Resources, Inc.	1,430	49,764
		111,983
Electric - 0.32%
Black Hills Corp.	350	27,360
El Paso Electric Co.	398	26,029
PNM Resources, Inc.	744	37,877
Vistra Energy Corp.	1,084	24,542
		115,808
Electronical Components & Equipment - 0.22%
Universal Display Corp.	430	80,866
		80,866
Engineering & Construction - 0.26%
Construction Partners, Inc. - Class A (a)	1,740	26,135
MasTec, Inc. (a)	776	39,987
Primoris Services Corp.	1,392	29,135
		95,257
Entertainment - 0.08%
Lions Gate Entertainment Corp. (a)	2,600	30,186
Food - 0.03%
Sysco Corp.	140	9,901

Healthcare - Products - 0.33%
ABIOMED, Inc. (a) (b)	144	37,511
Align Technology, Inc. (a)	181	49,540
Penumbra, Inc. (a) (b)	212	33,920
		120,971
Healthcare - Services - 0.26%
Molina Healthcare, Inc. (a) (b)	343	49,097
Teladoc Health, Inc. (a)	671	44,561
		93,658
Home Builders - 0.23%
NVR, Inc. (a)	10	33,703
Toll Brothers, Inc. (b)	845	30,944
TRI Pointe Group, Inc. (a)	1,525	18,254
		82,901

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCK - 15.84% (continued)	Shares	Value

Insurance - 0.93%
American Financial Group, Inc./OH	249	$25,515
Arch Capital Group Ltd. (a)	1,939	71,898
Cincinnati Financial Corp. (b)	671	69,563
Heritage Insurance Holdings, Inc.	2,204	33,964
National General Holdings Corp.	2,245	51,500
Progressive Corp.	1,055	84,326
		336,766
Internet - 0.83%
Anaplan, Inc. (a)	1,300	65,611
Expedia Group, Inc. (b)	292	38,845
Okta, Inc. (a) (b)	277	34,212
Palo Alto Networks, Inc. (a) (b)	450	91,692
Twitter, Inc. (a)	2,002	69,870
		300,230
Investment Companies - 0.33%
Ares Capital Corp. (b)	2,593	46,518
TCG BDC, Inc. (b)	4,776	72,786
		119,304
Iron & Steel - 0.08%
Carpenter Technology Corp. (b)	630	30,227

Leisure Time - 0.36%
Harley-Davidson, Inc.	2,500	89,575
Norwegian Cruise Line Holdings Ltd. (a)	784	42,046
		131,621
Lodging - 0.21%
Target Hospitality Corp. (a)	2,492	22,677
Wyndham Hotels & Resorts, Inc. (b)	949	52,897
		75,574
Machinery - Construction & Mining - 0.04%
Oshkosh Corp.	153	12,774

Machinery - Diversified - 0.10%
Crane Co.	434	36,213

Media - 0.10%
World Wrestling Entertainment, Inc. - Class A (a) (b)	505	36,466

Metal Fabricate & Hardware - 0.32%
RBC Bearings, Inc. (a) (b)	312	52,045
Rexnord Corp. (a)	577	17,437
Timken Co.	949	48,722
		118,204
Mining - 0.09%
Compass Minerals International, Inc.	564	30,992

Miscellaneous Manufacturing - 0.62%
General Electric Co. (b)	16,500	173,250
Hexcel Corp. (b)	638	51,601
		224,851

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCK - 15.84% (continued)	Shares	Value

Oil & Gas - 0.22%
Callon Petroleum Co. (a)	3,133	20,646
Delek US Holdings, Inc.	493	19,976
Parsley Energy, Inc. - Class A (a)	1,146	21,785
Whiting Petroleum Corp. (a) (b)	981	18,325
		80,732
Packaging & Containers - 0.09%
Berry Global Group, Inc. (a)	614	32,290

Pharmaceuticals - 0.34%
DexCom, Inc. (a)	600	89,904
Neurocrine Biosciences, Inc. (a) (b)	393	33,181
		123,085
Private Equity - 0.12%
Kennedy-Wilson Holdings, Inc. (b)	2,125	43,711

REITS - 0.83%
Blackstone Mortgage Trust, Inc. - Class A (b)	1,558	55,434
CyrusOne, Inc. (b)	634	36,594
Gladstone Commercial Corp. (b)	2,092	44,392
Host Hotels & Resorts, Inc. (b)	2,995	54,569
Starwood Property Trust, Inc.	1,540	34,989
TPG RE Finance Trust, Inc.	2,925	56,423
VICI Properties, Inc.	952	20,982
		303,383
Retail - 1.11%
At Home Group, Inc. (a) (b)	1,413	9,411
AutoZone, Inc. (a) (b)	53	58,272
Burlington Stores, Inc. (a) (b)	205	34,881
Five Below, Inc. (a) (b)	285	34,206
Lululemon Athletica, Inc. (a)	259	46,674
Starbucks Corp.	605	50,717
Target Corp.	770	66,690
Tile Shop Holdings, Inc.	25,338	101,352
		402,203
Semiconductors - 0.49%
MKS Instruments, Inc. (b)	373	29,053
Monolithic Power Systems, Inc. (b)	392	53,226
NVIDIA Corp.	489	80,308
Rudolph Technologies, Inc. (a)	610	16,854
		179,441
Software - 0.87%
Splunk, Inc. (a) (b)	640	80,480
Twilio, Inc. - Class A (a) (b)	799	108,944
Veeva Systems, Inc. - Class A (a)	785	127,256
		316,680
Telecommunications - 0.24%
CommScope Holding Co., Inc. (a) (b)	2,639	$41,511
Verizon Communications, Inc.	775	44,276
		85,787
Transportation - 0.23%
JB Hunt Transport Services, Inc. (b)	387	35,376
Knight-Swift Transportation Holdings, Inc.	478	15,698
XPO Logistics, Inc. (a) (b)	540	31,217
		82,291

TOTAL COMMON STOCK (Cost $5,901,906)		5,752,894

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

CLOSED-END FUND - 0.00%	Shares	Value

Royce Value Trust, Inc.	52	724

TOTAL CLOSED-END FUND (Cost $816)		724

EXCHANGE TRADED FUNDS - 0.75%

Equity Funds - 0.75%
ProShares Short MSCI Emerging Markets	15,000	274,350

TOTAL EXCHANGE TRADED FUNDS (Cost $282,935)		274,350

MUTUAL FUNDS - 37.85%

Asset Allocation Funds - 11.39%
Crow Point Alternative Income Fund - Investor Class (c)	483,020	4,134,647

Equity Fund - 26.46%
Crow Point Growth Fund - Institutional Class (a) (c)	738,441	6,003,529
LS Opportunity Fund	30,769	446,460
RVX Emerging Markets Equity Fund - Institutional Class (a) (c)	353,864	3,160,003
		9,609,992

TOTAL MUTUAL FUNDS (Cost $14,214,513)		13,744,639

HEDGE FUND - 10.57%

ACA Master Select Fund LP (e)	36,932	3,838,003

TOTAL HEDGE FUND (Cost $3,771,057)		3,838,003

ASSET BACKED SECURITIES - 0.04%	Principal Amount	Value

Commercial MBS - 0.04%
Morgan Stanley Capital I Trust 2006-IQ11, 6.379%, due 10/15/2042 (b) (d)	$12,123	$12,124

Home Equity ABS - 0.00%
RASC Series 2003-KS4 Trust, 3.87%, due 05/25/2033 (b)	883	894

TOTAL ASSET BACKED SECURITIES (Cost $13,262)		13,018

SENIOR LOANS - 4.53%
CCS-CMGC Holdings, Inc., 7.82% (Coupon rate 5.50% + 3 Month LIBOR rate), due 9/25/2025 (h)	249,375	245,011
Concrete Pumping Holdings, Inc., 7.82% (Coupon rate 5.50% + 3 Month LIBOR rate), due 11/5/2025 (h)	246,875	241,938
Fogo de Chao LLC, 6.32% (Coupon rate 4.00% + 3 Month LIBOR rate), due 4/7/2025 (h)	242,820	242,517
Forterra Finance, LLC, 5.32% (Coupon rate 3.00% + 3 Month LIBOR rate), due 10/25/2023 (h)	248,092	228,589
Harland Clarke Holdings Corp., 7.07% (Coupon rate 4.75% + 3 Month LIBOR rate), due 11/3/2023 (h)	239,060	205,991
LightstoneHoldco LLC, 6.07% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (h)	225,932	222,685
LightstoneHoldco LLC, 6.07% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (h)	12,743	12,560
McDermott Technology, Inc., 7.32% (Coupon rate 5.00%+ 3 Month LIBOR rate), due 5/12/2025 (h)	250,000	245,665

TOTAL SENIOR LOANS (Cost $1,641,973)		1,644,956

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

PARTNERSHIPS - 17.37%	Shares	Value

Cedar Fair LP	561	$26,754
Galaxy Plus Fund - Cane Global Macro Feeder Fund (546) LLC (a)	5,000,000	5,010,000
Global Partners LP (a)	11,532	229,602
K-20 Education Partners LP (a) (g)	1,000,000	1,039,573
		6,305,929

TOTAL PARTNERSHIPS (Cost $6,258,987)		6,305,929

OPTIONS PURCHASED - 0.40%

CALL OPTIONS PURCHASED - 0.27%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Craft Brew Alliance, Inc.	450	$675,000	$15.00	11/15/2019	$66,375
Harley-Davidson, Inc.	50	$212,500	$42.50	8/16/2019	475
iRobot Corp.	10	$135,000	$135.00	7/19/2019	50
Tesla, Inc.	8	$172,000	$215.00	7/19/2019	14,160
Tesla, Inc.	8	$180,000	$225.00	7/19/2019	9,560
CBOE Volatility Index	110	$330,000	$30.00	9/18/2019	4,950
TOTAL CALL OPTIONS PURCHASED (Cost $121,846)					95,570

PUT OPTIONS PURCHASED - 0.13%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Value

Craft Brew Alliance, Inc.	450	$562,500	$12.50	11/15/2019	$48,375
TOTAL PUT OPTIONS PURCHASED (Cost $49,275)					48,375

TOTAL OPTIONS PURCHASED (Cost $171,121)					143,945

SHORT-TERM INVESTMENTS - 10.43%		Shares	Value

Federated Government Obligations Fund - Institutional Class, 2.24% (f)	3,786,544	3,786,544	3,786,544

TOTAL SHORT-TERM INVESTMENTS (Cost $3,786,544)			3,786,544

TOTAL INVESTMENTS (Cost $36,043,114) – 97.78%			35,505,002

SECURITIES SOLD SHORT (Proceeds $3,446,254) - (9.04%)			(3,282,485)

OPTIONS WRITTEN (Proceeds $6,236) - (0.01%)			(3,865)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 11.27%			4,093,254

NET ASSETS - 100%			$36,311,906

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for call options written and securities sold short.

(c) Affiliated investment company.

(d) Variable rate security - Interest rate shown represents the rate on June 30, 2019.

(e) Private equity fund purchased on March 1, 2016 that invests in the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D). Redemptions may be made monthly upon 30 days written notice. There were no unfunded commitments as of June 30, 2019. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.

(f) Rate shown represents the 7-day effective yield at June 30, 2019, is subject to change and resets daily.

(g) The value has been determined under the policies of the Board of Trustees. The value of such securities is $1,039,573 or 2.86% of net assets.

(h) Variable or step coupon security - Interest rate shown represents the rate on June 30, 2019. 3 Month LIBOR rate is 2.50% on June 30, 2019.

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

June 30, 2019 (Unaudited)

SECURITIES SOLD SHORT - (9.04)%

COMMON STOCK - (2.86)%	Shares	Value

Auto Manufacturers - (2.46)%
Tesla, Inc. (a)	4,000	$893,840

Leisure Time - (0.40)%
Harley-Davidson, Inc.	4,000	143,320

TOTAL COMMON STOCK (Proceeds $1.234,857)		1,037,160

EXCHANGE TRADED FUNDS - (6.18)%

Equity Funds - (6.18)%
iShares MSCI Emerging Markets ETF	8,000	$411,520
iShares Russell 2000 Growth ETF	5,500	1,104,785
iShares Russell 2000 Value ETF	2,500	301,250
iShares Russell Mid-Cap Growth ETF	3,000	427,770
		2,245,325

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,211,397)		2,245,325

TOTAL SECURITIES SOLD SHORT (Proceeds $3,446,254)		$3,282,485

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

EAS CROW POINT ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS

June 30, 2019 (Unaudited)

OPTIONS WRITTEN - (0.01)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.00)%	Contracts [1]	Amount	Price	Expiration	Value

Global Partners LP	45	$101,250	$22.50	9/20/2019	$675
TOTAL CALL OPTIONS WRITTEN (Proceeds $1,485)					675

		Notional	Exercise
PUT OPTIONS WRITTEN - (0.01)%	Contracts [1]	Amount	Price	Expiration	Value

Global Partners LP	52	$91,000	$17.50	9/20/2019	$1,300
Harley-Davidson, Inc.	35	$113,750	$32.50	8/16/20019	1,890
TOTAL PUT OPTIONS WRITTEN (Proceeds $4,751)					3,190

TOTAL OPTIONS WRITTEN (Proceeds $6,236)					$3,865

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

The following is a summary of the significant accounting policies followed by the EAS Crow Point Alternatives Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, Closed End Funds, ETFs and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Fair Value Measurements (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2019.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$5,752,894	$—	$—	$5,752,894
Closed-End Fund (1)	724	—	—	724
Exchange Traded Funds (1)	274,350	—	—	274,350
Hedge Fund measured at net asset value (2)	—	—	—	3,846,405
Mutual Funds (1)	13,744,639	—	—	13,744,639
Asset Backed Securities	—	13,018	—	13,018
Senior Loans	—	1,644,956	—	1,644,956
Partnerships	6,297,527	—	—	6,297,527
Call Options Purchased	95,570	—	—	95,570
Put Options Purchased	48,375	—		48,375
Short-Term Investments	3,786,544	—	—	3,786,544
Total Assets	$30,000,623	$1,657,974	$—	$35,505,002

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Fair Value Measurements (continued)

Financial and Derivative Instruments – Liabilities

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,037,160	$—	$—	$1,037,160
Exchange-Traded Funds (1)	2,245,325	—	—	2,245,325
Call Options Written	675	—	—	675
Put Options Written	3,190			3,190
Total Liabilities	$3,286,350	$—	$—	$3,286,350

(1)       For a detailed break-out of common stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

(2)       In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

There were no transfers into and out of any level during the nine month period ended June 30, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Fair Value Measurements (continued)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of June 30, 2019, portfolio securities valued at $2,734,443 were held in escrow by the custodian as collateral for securities sold short and options written by the Fund.

As of June 30, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets:	Location	Equity Contracts
Call options purchased	Unaffiliated securities, at value	$95,570
Put options purchased	Unaffiliated securities, at value	48,375
Total Assets		$143,945

Liabilities:	Location	Equity Contracts
Call options written	Options written, at value	$675
Put options written	Options written, at value	3,190
Total Assets		$3,865

For the nine month period ended June 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(662,376)
Put options purchased	Unaffiliated Investments	107,082
Call options written	Options written	3,410
Put options written	Options written	1,561
		$(550,323)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$422,022
Put options purchased	Unaffiliated Investments	(223,250)
Call options written	Options written	(76,512)
Put options written	Options written	15,159
		$137,419

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2019, are noted in the Funds’ Schedules of Investments. The Income Fund, Crow Point Growth Fund (the “Growth Fund”), Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) and RVX Emerging Markets Equity Fund (the “RVX Fund”) are mutual funds which are considered affiliates because they are also of common management of the Adviser.

Transactions during the nine month period ended June 30, 2019 with affiliated companies were as follows:

EAS Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of June 30, 2019	Income received
Income Fund	$4,156,271	$1,640	$56,736	$—	$(80,000)	$4,134,647	$9,422
Growth Fund	6,938,283	(22,621)	(1,162,133)	500,000	(250,000)	6,003,529	—
Eagle Rock Fund	2,267,010	(49,309)	(17,010)	251,750	(2,505,144)	—	52,703
RVX Fund	3,017,945	(12,108)	(28,232)	250,000	(100,000)	3,160,003	32,398
Total	$16,379,509	$(82,398)	$(1,150,639)	$1,001,750	$(2,935,144)	$13,298,179	$94,523

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$33,115,296	$885,925	$(1,782,569)	$(896,644)

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

CROW POINT GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCK - 2.64%	Shares	Fair Value

Biotechnology - 1.07%
Alnylam Pharmaceuticals, Inc. (a)	450	$32,652
Exact Sciences Corp. (a)	1,041	122,880
HTG Molecular Diagnostics, Inc. (a)	9,510	15,786
PolarityTE, Inc. (a)	11,370	64,809
		236,127
Computers - 0.14%
Lumentum Holdings, Inc. (a)	575	30,711

Healthcare - Products - 0.33%
CytoSorbents Corp. (a)	3,360	22,210
Novocure Ltd. (a)	800	50,584
		72,794
Healthcare - Services - 0.18%
Teladoc Health, Inc. (a)	600	39,846

Internet - 0.52%
RingCentral, Inc. - Class A (a)	450	51,714
Twilio, Inc. - Class A (a)	470	64,084
		115,798
Software - 0.40%
New Relic, Inc. (a)	360	31,144
Rapid7, Inc. (a)	1,005	58,129
		89,273

TOTAL COMMON STOCK (Cost $423,151)		584,549

CLOSED-END FUNDS - 6.68%
Eaton Vance Limited Duration Income Fund (b)	30,570	386,710
MFS Multimarket Income Trust (b)	92,500	539,275
MFS Multimarket Income Trust	40,000	556,800

TOTAL CLOSED-END FUNDS (Cost $1,506,192)		1,482,785

EXCHANGE TRADED FUNDS - 56.17%

Asset Allocation Funds - 2.33%
Invesco CurrencyShares British Pound Sterling Trust	4,200	517,188

Debt Funds - 7.34%
iShares Core U.S. Aggregate Bond ETF	5,000	556,750
iShares Floating Rate Bond ETF (b)	11,100	565,323
SPDR Bloomberg Barclays High Yield Bond ETF	2,250	245,115
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	7,500	260,250
		1,627,438
Equity Funds - 46.50%
Health Care Select Sector SPDR Fund	12,000	1,111,680
iShares Core MSCI Emerging Markets ETF	16,100	828,184
iShares Core S&P Small-Cap ETF	9,000	704,520
iShares MSCI ACWI ETF	31,200	2,299,752
iShares MSCI Europe Financials ETF	52,000	943,800
iShares Nasdaq Biotechnology ETF	1,900	207,290
iShares U.S. Healthcare Providers ETF	2,400	411,336
SPDR S&P 500 ETF Trust (b)	13,000	3,809,000
		10,315,562

TOTAL EXCHANGE TRADED FUNDS (Cost $11,838,132)		12,460,188

CROW POINT GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

MUTUAL FUNDS - 2.99%	Shares	Fair Value

Equity Fund - 2.99%
RVX Emerging Markets Equity Fund - Institutional Class (a) (d)	74,369	664,117

TOTAL MUTUAL FUNDS (Cost $741,382)		664,117

ASSET BACKED SECURITIES - 0.07%	Principal Amount	Fair Value

Commercial MBS - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	$2,947	$2,893
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.296%, 09/25/2036 (b) (e)	8,020	3,824
		6,717
Home Equity ABS - 0.01%
Countrywide Asset-Backed Certificates, 4.527%, due 10/25/2017 (b) (e)	2,373	2,449
RASC Series 2003-KS4 Trust, 3.870%, due 06/25/2033 (b)	1,103	1,117
		3,566
Other ABS - 0.03%
Equity One Mortgage Pass-Through Trust 2003-4, 4.427%, 10/25/2034 (b) (e)	5,950	6,088

TOTAL ASSET BACKED SECURITIES (Cost $15,525)		16,371

PARTNERSHIPS - 11.25%

K-20 Education Partners LP (a) (f)	2,400,000	2,494,975

TOTAL PARTNERSHIPS (Cost $2,400,000)		2,494,975

SHORT-TERM INVESTMENTS - 7.36%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Class, 2.24% (c)	1,631,546	$1,631,546

TOTAL SHORT-TERM INVESTMENTS (Cost $1,631,546)		1,631,546

TOTAL INVESTMENTS (Cost $18,555,929) – 87.16%		$19,334,531

SECURITIES SOLD SHORT (Proceeds $1,264,553) - (5.60%)		(1,241,881)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 18.44%		4,089,596

NET ASSETS - 100%		$22,182,246

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at June 30, 2019, is subject to change and resets daily.

(d) Affiliated investment company.

(e) Variable coupon security - Interest rate shown represents the rate on June 30, 2019.

(f) The value has been determined under the policies of the Board of Trustees. The value of such securities is $2,494,975 or 11.25% of net assets.

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

CROW POINT GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

June 30, 2019 (Unaudited)

SECURITIES SOLD SHORT - (3.86)%

COMMON STOCK - (0.86)%	Shares	Fair Value

Auto Manufacturers - (0.86)%
Tesla, Inc. (a)	1,100	$245,806

TOTAL COMMON STOCK (Proceeds $297,611)		245,806

EXCHANGE-TRADED FUNDS - (3.00)%

Debt Fund - (3.00)%
iShares 20+ Year Treasury Bond ETF	7,500	996,075

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $966,942)		996,075

TOTAL SECURITIES SOLD SHORT (Proceeds $1,264,553)		$1,241,881

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

The following is a summary of the significant accounting policies followed by the Crow Point Global Tactical Allocation Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds (“CEFs”), exchange-traded funds (“ETFs”) and open-end funds (“mutual funds”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Fair Value Measurements (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2019.

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stocks (1)	$584,549	$—	$—	$584,549
Closed-End Funds (1)	1,482,785	—	—	1,482,785
Exchange-Traded Funds (1)	12,460,188	—	—	12,460,188
Mutual Funds (1)	664,117	—	—	664,117
Asset Backed Securities	—	16,371	—	16,371
Partnerships	—	2,494,975	—	2,494,975
Short-Term Investments	1,631,546	—	—	1,631,546
Total Assets	$16,823,185	$2,511,346	$—	$19,334,531

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Fair Value Measurements (continued)

Financial Instruments – Liabilities

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stocks (1)	$245,806	$—	$—	$245,806
Exchange-Traded Funds (1)	996,075	—	—	996,075
Total Liabilities	$1,241,881	$—	$—	$1,241,881

(1)       For a detailed break-out of common stock, CEFs, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended June 30, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of June 30, 2019, portfolio securities valued at $1,942,198 were held in escrow by the custodian as collateral for securities sold short by the Fund.

As of June 30, 2019 the Fund held no derivative positions.

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the nine month period ended June 30, 2019, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$3,591
Call options written	Options written	4,477
Put options written	Options written	(21,527)
		$(13,459)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(68,948)
Put options purchased	Unaffiliated Investments	36,067
Call options written	Options written	(100,637)
Put options written	Options written	948
		$(132,570)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above serve as indicators of the volume of derivative activity for the Fund.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2019, are noted in the Fund’s Schedule of Investments. The Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) and RVX Emerging Markets Equity Fund (the “RVX Fund”) are mutual funds which are considered affiliates because they are also of common management of the Adviser.

Global Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of December 31, 2018	Income received
RVX Fund	$670,676	$—	$(13,159)	$—	$—	$664,117	$6,600
Eagle Rock Fund	1,007,000	(16,234)	(7,000)	251,750	(1,261,855)	—	26,339
Total	$1,677,676	$(16,234)	$(20,159	$251,750	$(1,261,855)	$664,117	$32,939

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$17,291,757	$1,055,580	$(254,687)	$800,893

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

PREFERRED STOCK - 0.54%	Shares	Value

Banks - 0.44%
Bank of America Corp., 6.20%	1,900	$49,856

Diversified Financial Services - 0.10%
Legg Mason, Inc., 6.375%	400	10,752

TOTAL PREFERRED STOCK (Cost $60,843)		60,608

CLOSED-END FUNDS - 9.72%

Eaton Vance Limited Duration Income Fund	35,475	448,759
MFS Multimarket Income Trust	61,000	355,630
Royce Value Trust, Inc.	20,000	278,400
		1,082,789

TOTAL CLOSED END FUNDS (Cost $1,122,506)		1,082,789

EXCHANGE-TRADED FUNDS - 26.56%

Asset Allocation Fund - 1.38%
Invesco CurrencyShares British Pound Sterling Trust	1,250	153,925

Debt Funds - 25.18%
iShares 0-5 Year High Yield Corporate Bond ETF	2,140	99,938
iShares Core U.S. Aggregate Bond ETF (b)	10,000	1,113,500
Invesco Senior Loan ETF (b)	28,000	634,480
SPDR Bloomberg Barclays High Yield Bond ETF (b)	4,666	508,314
SPDR Portfolio Short Term Corporate Bond ETF	3,250	100,035
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,000	347,000
		2,803,267

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,938,159)		2,957,192

BONDS & NOTES - 37.42%	Principal Amount	Value

Corporate Bonds - 33.59%
ADT Security Corp., 6.25%, due 10/15/2021	$200,000	$211,500
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.50%, due 5/15/2021	200,000	206,241
Aircastle Ltd., 4.40%, due 9/25/2023	200,000	207,715
Ally Financial, Inc., 4.125%, due 2/13/22	150,000	153,750
Briggs & Stratton Corp., 6.875%, due 12/15/2020	200,000	208,000
CenturyLink, Inc., 5.80%, due 3/15/2022	100,000	104,250
CIT Group, Inc., 5.00%, due 8/1/2023	150,000	160,125
Delta Air Lines, Inc., 3.40%, due 4/19/2021	200,000	203,010
Deutsche Bank AG/New York NY, 2.70%, due 7/13/2020	200,000	199,152
Edison International, 2.125%, due 4/15/2020	200,000	199,118
EMC Corp., 3.375%, due 6/1/2023	250,000	248,738
Equinix, Inc., 5.375%, due 4/1/2023	200,000	204,000
Freeport-McMoRan, Inc., 3.55%, due 3/1/2022	200,000	200,750
Iron Mountain, Inc., 6.00%, due 8/15/2023	100,000	102,750
Methanex Corp., 3.25%, due 12/15/2019	100,000	100,105
Murphy Oil Corp., 6.875%, due 8/15/2024	150,000	157,500
NCR Corp., 4.625%, due 2/15/2021	200,000	200,500
Netflix, Inc., 5.50%, due 2/15/2022	150,000	157,688
Petrobras Global Finance BV, 5.375%, due 1/17/2021	250,000	258,500
Service Corp International/US, 5.375%, due 5/15/2024	250,000	257,188

		3,740,580

Asset Backed Securities - 3.41%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.166%, due 12/25/2033 (d)	$1,751	$1,776

Countrywide Asset-Backed Certificates, 4.704%, due 10/25/2017 (d)	7,118	7,345
Equity One Mortgage Pass-Through Trust 2003-4, 4.390%, due 10/25/2034 (d)	17,851	18,265
Fremont Home Loan Trust 2005-B, 3.13% (Coupon rate 0.71% + 1 Month LIBOR rate), due 04/25/2035 (d)	45,204	45,294

GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	789	806
RAMP Series 2005-RS1 Trust, 4.713%, due 11/25/2034	1,602	1,611
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	3,310	3,352
RASC Series 2004-KS2 Trust, 4.300%, due 03/25/2034	1,059	1,063
Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 2.940% (Coupon rate 0.34% + 1 Month LIBOR rate), due 04/25/2036 (d)	60,006	59,905

Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 2.590% (Coupon rate 0.16% + 1 Month LIBOR rate), due 02/25/2036 (d)	240,643	240,815

		380,232

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

BONDS & NOTES - 37.42% (continued)	Principal Amount	Value

Mortgage Backed Securities - 0.42%
Adjustable Rate Mortgage Trust 2005-5, 2.990% (Coupon rate 0.28% + 1 Month LIBOR rate), due 09/25/2035 (d)	10,872	$10,862

Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	8,840	8,679
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, due 06/15/2045	15,582	15,567
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.296%, due 09/25/2036 (d)	24,058	11,471

		46,579

TOTAL BONDS & NOTES (Cost $4,134,160)		4,167,391

	Shares	Value

PARTNERSHIPS - 10.38%

K-20 Education Partners LP (a) (e)	1,111,250	1,155,226

TOTAL PARTNERSHIPS (Cost $1,111,250)		1,155,226

SHORT-TERM INVESTMENT - 14.10%

Federated Government Obligations Fund - Institutional Class, 2.24% (c)	1,570,394	1,570,394

TOTAL SHORT-TERM INVESTMENT (Cost $1,570,394)		1,570,394

TOTAL INVESTMENTS (Cost $10,937,312) - 98.72%		10,993,600

SECURITIES SOLD SHORT (Proceeds $780,808) - (7.12%)		(792,875)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.40%		935,003

NET ASSETS - 100%		$11,135,728

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at June 30, 2019, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on June 30, 2019.

(e) The value has been determined under the policies of the Board of Trustees. The value of such securities is $1,155,226 or 10.38% of net assets.

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
June 30, 2019 (Unaudited)

SECURITIES SOLD SHORT - (7.12)%

COMMON STOCK - (0.45)%	Shares	Value

Auto Manufacturers - (0.45)%
Tesla, Inc. (a)	225	$50,279

TOTAL COMMON STOCK (Proceeds $61,117)		50,279

EXCHANGE-TRADED FUNDS - (6.67)%

Debt Fund - (13.74)%
iShares 20+ Year Treasury Bond ETF	4,000	531,240
iShares Core S&P Small-Cap ETF	2,700	211,356

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $719,691)		742,596

TOTAL SECURITIES SOLD SHORT (Proceeds $780,808)		$792,875

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Crow Point Alternative Income Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, closed-end funds and exchange-traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options,that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2019.

Crow Point Alternative Income Fund

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$60,608	$—	$—	$60,608
Closed-End Funds (1)	1,082,789	—	—	1,082,789
Exchange-Traded Funds (1)	2,957,192	—	—	2,957,192
Bonds & Notes	—	4,167,391	—	4,167,391
Partnerships	—	1,155,226	—	1,155,226
Short-Term Investments	1,570,394	—	—	1,570,394
Total Assets	$5,670,983	$5,322,617	$—	$10,993,600

Financial and Derivative

Instruments – Liabilities

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock	$50,279	$—	$—	$50,279
Exchange-Traded Funds	742,596	—	—	742,596
Total Liabilities	$792,875	$—	$—	$792,875

(1)       For a detailed break-out of common stock and preferred stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of September 30, 2018	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019
Private Investment	$365,826	$150,000	$—	$(65,826)	$—	$(450,000)	$—	$—	$—
Total	$365,826	$150,000	$—	$(65,826)	$—	$(450,000)	$—	$—	$—

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

The price for the Private Investment is determined based on the price change of a basket of five comparable public companies using the following formula: Previous day’s price multiplied by the sum of 1/5th of the daily price change of each public company within the basket equals current day’s price. This price represents the Private Investment’s estimated fair value. Given that the Private Investment has not yet released financial statements, the estimated fair value is currently non-verifiable, thus has been categorized as Level 3. The actual value of the Private Investment could differ substantially from the estimate provided herein.

There were no transfers into and out of any level during the nine month period ended June 30, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Options – When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Derivative Transactions

As of June 30, 2019, portfolio securities and cash valued at $1,699,544 were held in escrow by the custodian as cover for securities sold short by the Fund.

As of June 30, 2019 the Fund held no derivative positions.

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Derivative Transactions (continued)

For the nine month period ended June 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$2,539
Call options written	Options written	(2,645)
Put options written	Options written	(2,345)
		$(2,451)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(7,958)
Put options purchased	Unaffiliated Investments	18,693
Call options written	Options written	(36,985)
Put options written	Options written	(571)
		$(26,821)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2019, are noted in the Fund’s Schedule of Investments. The Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) is a mutual fund which is considered an affiliate because it is also of common management of the Adviser.

Income Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of June 30, 2019	Income received
Eagle Rock Fund	$503,500	$3,500	$(3,500)	$—	$(503,500)	$—	$—
Total	$503,500	$3,500	$(3,500)	$—	$(503,500)	$—	$—

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30,2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$10,152,118	$153,443	$(104,836)	$48,607

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCK - 87.65%	Shares	Value

Aerospace & Defense - 2.23%
Embraer SA - ADR - Brazil	7,892	$158,866

Auto Manufacturers - 2.01%
Guangzhou Automobile Group Co. Ltd. - Hong Kong (a)	134,000	143,064

Banks - 4.73%
Bank of China Ltd. - China	288,000	121,665
Bank Rakyat Indonesia Persero Tbk PT - Indonesia	339,700	104,849
National Bank of Greece SA - Greece (a)	40,194	110,129
		336,643
Beverages - 2.76%
Thai Beverage PCL - Thailand	320,400	196,506

Chemicals - 1.66%
Sasol Ltd. - ADR - South Africa	4,760	118,286

Commercial Services - 1.96%
QIWI PLC - ADR	7,111	139,162

Diversified Financial Services - 1.87%
KB Financial Group, Inc. - ADR	3,359	132,613

Electric - 1.57%
China Longyuan Power Group Corp. Ltd. - China	174,000	111,596

Electronics - 1.74%
Venture Corp. Ltd. - Singapore	10,300	123,984

Energy - Alternate Sources - 1.65%
China Everbright International Ltd. - Hong Kong	127,000	117,219

Food - 1.74%
Indofood Sukses Makmur Tbk PT - Indonesia	248,100	123,383

Home Furnishings - 1.93%
Midea Group Co. Ltd. - Class A - China	18,200	137,451

Insurance - 2.70%
Ping An Insurance Group Co. of China Ltd. - China	16,000	192,125

Internet - 11.22%
Alibaba Group Holding Ltd. - ADR - China (a)	1,386	234,858
Baidu, Inc. - ADR - Cayman Islands (a)	1,311	153,859
iQIYI, Inc. - ADR - China (a)	5,731	118,345
My EG Services Bhd - Malaysia	381,200	136,538
Naspers Ltd. - ADR - South Africa	3,196	154,782
		798,382
Iron & Steel - 1.66%
POSCO - ADR - South Korea	2,218	117,687

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCK - 87.53% (continued)	Shares	Value

Lodging - 1.80%
Sands China Ltd. - Cayman Islands	26,800	$128,140

Media - 2.01%
MultiChoice Group Ltd. - ADR (a)	15,134	142,865

Mining - 2.14%
Harmony Gold Mining Co. Ltd. - ADR - South Africa (a)	67,070	152,249

Oil & Gas - 7.65%
China Petroleum & Chemical Corp. - ADR - China	1,418	96,708
CNOOC Ltd. - ADR - China	728	124,015
Kosmos Energy Ltd. - United States (a)	13,943	87,423
PetroChina Co Ltd. - ADR - China	2,082	114,656
Petroleo Brasileiro SA - ADR - Brazil	7,805	121,524
		544,326
Oil & Gas Services - 4.10%
Anton Oilfield Services Group/Hong Kong - China (a)	896,000	118,142
China Oilfield Services Ltd. - China	116,000	114,788
Hilong Holding Ltd. - China	542,000	58,976
		291,906
Pharmaceuticals - 4.77%
Dr Reddy’s Laboratories Ltd. - ADR - India	3,014	112,935
Hypera SA	16,100	125,160
Ibnsina Pharma SAE - Egypt (a)	140,583	101,427
		339,522
Real Estate - 2.67%
Amata Corp PCL - Thailand	239,100	190,090

Retail - 3.21%
JUMBO SA - Greece	5,730	110,745
Matahari Department Store Tbk PT - Indonesia	482,000	117,719
		228,464
Semiconductors - 5.78%
Samsung Electronics Co Ltd. - ADR - South Korea	207	210,519
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR - Taiwan	5,121	200,590
		411,109
Software - 5.98%
Momo, Inc. - ADR - China (a)	3,422	122,508
NetEase, Inc. - ADR - China	665	170,087
Tencent Music Entertainment Group - ADR (a)	8,881	133,126
		425,721
Telecommunications - 3.17%
America Movil SAB de CV - ADR - Mexico	7,097	103,332
KT Corp. - ADR - South Korea	9,884	122,265
		225,597

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCK - 87.53% (continued)	Shares	Value

Transportation - 2.94%
Aramex PJSC - United Arab Emirates	95,122	$107,475
ZTO Express Cayman, Inc. - ADR - China	5,315	101,623
		209,098

TOTAL COMMON STOCK (Cost $6,645,306)		6,236,054

EXCHANGE-TRADED FUNDS - 1.87%

iShares MSCI India Small-Cap ETF	3,437	132,943

TOTAL EXCHANGE-TRADED FUNDS (Cost $132,434)		132,943

CLOSED-END FUNDS - 1.25%

VinaCapital Vietnam Opportunity Fund Ltd. - Guernsey	20,469	88,645

TOTAL CLOSED-END FUNDS (Cost $90,144)		88,645

SHORT-TERM INVESTMENT - 5.87%

Federated Government Obligations Fund - Institutional Class, 2.24% (b)	417,874	417,874

TOTAL SHORT-TERM INVESTMENT (Cost $417,874)		417,874

TOTAL INVESTMENTS (Cost $7,285,758) – 96.64%		6,875,516

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.36%		239,329

NET ASSETS - 100%		$7,114,845

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2019, is subject to change and resets daily.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund

PCL - Public Company Limited

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the RVX Emerging Markets Equity Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and closed-end funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options,that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2019.

RVX Emerging Markets Equity Fund

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$6,236,054	$—	$—	$6,236,054
Exchange-Traded Funds (1)	132,943			132,943
Closed-End Funds (1)	88,645			88,645
Short-Term Investments	417,874	—	—	417,874
Total Assets	$6,875,516	$—	$—	$6,875,516

(1)	For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended June 30, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Closed-End Funds – The Fund may invest in Closed-End Funds (“CEFs”). CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Emerging Markets and Frontier Markets – Additional risks are involved when investing in countries with emerging economies or securities markets. The Fund invests primarily in emerging and frontier market issuers. Emerging and frontier market countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Such countries may include, but are not limited to, Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Namibia, Nigeria, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russia, Senegal, Serbia, South Africa, Sri Lanka, Tanzania, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. As a result, the risks presented by investments in these countries are heightened. These countries also have problems with securities registration and custody.

Additionally, settlement procedures in emerging and frontier market countries are frequently less developed and reliable than those in the United States, and may involve the Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The Fund’s purchase and sale of portfolio securities in certain emerging and frontier market countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the Sub-Adviser, their affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund. Investments in some emerging and frontier market countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price, and the rights of the Fund in connection with the security. Unanticipated political, economic or social developments may affect the value of the Fund’s investments in emerging and frontier market countries and the availability to the Fund of additional investments in these countries. Some of these countries may in the past have failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Many emerging market countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse effect on these countries’ economies and their securities markets. Moreover, many emerging market countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures. From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Many emerging and frontier market countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns. The creditworthiness of firms used by the Fund to effect securities transactions in emerging and frontier market countries may not be as strong as in some developed countries. As a result, the Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities. The Fund’s ability to manage its foreign currency may be restricted in emerging and frontier market countries. As a result, a significant portion of the Fund’s currency exposure in these countries may not be covered. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline. The recent decline in the U.S. economy as a result of the subprime crisis may have a disproportionately more adverse effect on economies of emerging and frontier market countries.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$7,284,724	$312,210	$(721,418)	$(409,208)

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and differing book/tax treatments of foreign currency gains/(losses) and unrealized appreciation from passive foreign investment companies (“PFICs”).

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 29, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	August 29, 2019